Inventories (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Inventory Disclosure [Abstract]
Lubricants	$ 12,896	$ 12,293
Bunkers	34,276	38,860
Total	$ 47,172	$ 51,153